MARKETING EXPENSES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
MARKETING EXPENSES
Online marketing	₽ (1,079)	₽ (1,631)	₽ (1,498)
Offline marketing	(1,221)	(556)	(139)
Other marketing expenses	(60)	(66)	(60)
Total marketing expenses	₽ (2,360)	₽ (2,253)	₽ (1,697)